Contractual Commitments and Contingencies - Contractual Commitments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Minimum operating lease payments payable	$ 265	$ 90	$ 88
Operating lease charges	353	247	198
Minimum finance lease payments	93	119	126
Amounts representing finance charges	(32)	(41)	(49)
Present value of amounts representing finance charges	0	0	0
Present value of minimum finance lease payments	61	78	77
Capital commitments [abstract]
Contractual capital commitments	99	87	58
Capital commitments but not contracted for	792	113	587
Capital commitments	891	200	645
Purchase obligations	963	698	874
- utilisation required within one year
Disclosure of finance lease and operating lease by lessee [line items]
Minimum operating lease payments payable	102	45	47
Minimum finance lease payments	12	14	12
Present value of minimum finance lease payments	7	8	6
Capital commitments [abstract]
Purchase obligations	305	274	605
Between one and three years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum operating lease payments payable	96	38	36
Minimum finance lease payments	23	27	25
Present value of minimum finance lease payments	16	18	15
Between three and five years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments	17	24	26
Present value of minimum finance lease payments	12	17	18
Therafter
Disclosure of finance lease and operating lease by lessee [line items]
Minimum operating lease payments payable	67	7	5
More than five years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments	41	54	63
Present value of minimum finance lease payments	26	35	38
Thereafter
Capital commitments [abstract]
Purchase obligations	658	424	269
Joint ventures
Capital commitments [abstract]
Capital commitments	91	21	138
Project capital
Capital commitments [abstract]
Capital commitments	754	104	507
Project capital | - utilisation required within one year
Capital commitments [abstract]
Capital commitments	446	104	252
Project capital | Thereafter
Capital commitments [abstract]
Capital commitments	308	0	255
Stay-in-business capital
Capital commitments [abstract]
Capital commitments	137	96	138
Stay-in-business capital | - utilisation required within one year
Capital commitments [abstract]
Capital commitments	125	84	135
Stay-in-business capital | Thereafter
Capital commitments [abstract]
Capital commitments	$ 12	$ 12	$ 3